John Hancock
Managed Account Shares
Quarterly portfolio holdings 8/31/2021

Portfolios’ investments
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 8-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 0.8%				$232,517
(Cost $234,750)
Saudi Arabia 0.8%				232,517
Kingdom of Saudi Arabia Bond (A)	4.375	04-16-29	200,000	232,517

Corporate bonds 94.4%				$27,318,122
(Cost $26,606,352)
Communication services 7.0%				2,034,596
Diversified telecommunication services 2.5%
AT&T, Inc.	2.300	06-01-27	110,000	114,748
AT&T, Inc.	3.100	02-01-43	200,000	198,125
AT&T, Inc.	3.500	06-01-41	160,000	168,591
Level 3 Financing, Inc. (A)	3.400	03-01-27	25,000	26,346
Telefonica Emisiones SA	5.213	03-08-47	165,000	206,979
Media 3.1%
Charter Communications Operating LLC	4.200	03-15-28	61,000	69,041
Charter Communications Operating LLC	4.800	03-01-50	225,000	262,782
Charter Communications Operating LLC	5.750	04-01-48	229,000	294,539
Charter Communications Operating LLC	6.484	10-23-45	195,000	271,929
Wireless telecommunication services 1.4%
T-Mobile USA, Inc.	3.300	02-15-51	85,000	85,252
T-Mobile USA, Inc.	3.750	04-15-27	36,000	39,844
T-Mobile USA, Inc.	3.875	04-15-30	195,000	218,482
T-Mobile USA, Inc.	4.500	04-15-50	65,000	77,938
Consumer discretionary 9.9%				2,864,538
Automobiles 2.8%
General Motors Company	4.200	10-01-27	264,000	295,640
General Motors Financial Company, Inc.	3.600	06-21-30	193,000	209,532
Hyundai Capital America (A)	1.800	10-15-25	25,000	25,309
Hyundai Capital America (A)	2.375	10-15-27	25,000	25,576
Nissan Motor Company, Ltd. (A)	4.810	09-17-30	225,000	254,868
Hotels, restaurants and leisure 6.7%
Booking Holdings, Inc.	4.625	04-13-30	196,000	234,384
Choice Hotels International, Inc.	3.700	12-01-29	50,000	53,624
Choice Hotels International, Inc.	3.700	01-15-31	75,000	81,024
Expedia Group, Inc.	2.950	03-15-31	66,000	67,156
Expedia Group, Inc.	3.250	02-15-30	85,000	88,149
Expedia Group, Inc.	3.800	02-15-28	320,000	346,232
Expedia Group, Inc.	4.625	08-01-27	92,000	104,042
Expedia Group, Inc.	5.000	02-15-26	116,000	131,278
Hyatt Hotels Corp.	4.375	09-15-28	227,000	248,239
Hyatt Hotels Corp.	5.750	04-23-30	56,000	67,225
Marriott International, Inc.	2.850	04-15-31	110,000	112,219
Marriott International, Inc.	3.500	10-15-32	34,000	36,294
Marriott International, Inc.	4.650	12-01-28	313,000	360,207
Internet and direct marketing retail 0.3%
eBay, Inc.	2.700	03-11-30	90,000	94,053
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	25,000	29,487
2	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 1.0%				$282,522
Beverages 0.8%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	149,000	183,227
Constellation Brands, Inc.	3.150	08-01-29	35,000	37,818
Food and staples retailing 0.2%
7-Eleven, Inc. (A)	2.800	02-10-51	65,000	61,477
Energy 11.8%				3,428,230
Oil, gas and consumable fuels 11.8%
Aker BP ASA (A)	2.875	01-15-26	150,000	158,269
Aker BP ASA (A)	4.000	01-15-31	150,000	165,134
Diamondback Energy, Inc.	3.125	03-24-31	69,000	71,832
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	60,000	64,661
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	154,000	173,866
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	80,000	87,960
Energy Transfer LP	5.150	03-15-45	168,000	194,987
Energy Transfer LP	5.250	04-15-29	234,000	275,644
Energy Transfer LP	5.400	10-01-47	60,000	72,832
Energy Transfer LP	5.500	06-01-27	125,000	147,552
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	239,000	249,646
Kinder Morgan Energy Partners LP	7.750	03-15-32	22,000	31,622
Kinder Morgan, Inc.	4.300	03-01-28	51,000	58,249
Lundin Energy Finance BV (A)	3.100	07-15-31	402,000	407,883
Midwest Connector Capital Company LLC (A)	3.900	04-01-24	70,000	73,365
MPLX LP	4.000	03-15-28	88,000	98,334
MPLX LP	4.125	03-01-27	12,000	13,465
MPLX LP	4.250	12-01-27	50,000	56,603
Sabine Pass Liquefaction LLC	4.200	03-15-28	105,000	117,965
Sabine Pass Liquefaction LLC	5.000	03-15-27	75,000	86,762
Sabine Pass Liquefaction LLC	5.875	06-30-26	244,000	288,039
The Williams Companies, Inc.	3.500	11-15-30	186,000	204,138
The Williams Companies, Inc.	3.750	06-15-27	249,000	276,598
TransCanada PipeLines, Ltd.	4.250	05-15-28	46,000	52,824
Financials 18.2%				5,271,099
Banks 8.1%
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%)	4.271	07-23-29	100,000	114,976
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (B)	6.300	03-10-26	50,000	58,108
Barclays PLC	4.375	01-12-26	200,000	224,915
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	123,000	126,511
Citizens Financial Group, Inc.	3.250	04-30-30	115,000	125,126
Credit Agricole SA (A)	3.250	01-14-30	250,000	265,775
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)	4.600	02-01-25	75,000	78,053
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	135,000	149,006
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	200,000	212,857
Santander Holdings USA, Inc.	3.244	10-05-26	105,000	112,578
Santander Holdings USA, Inc.	4.400	07-13-27	225,000	254,026
The PNC Financial Services Group, Inc. (3.804% to 11-1-21, then 3 month LIBOR + 3.678%) (B)	3.804	11-01-21	58,000	58,285
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (B)	4.850	06-01-23	43,000	45,067
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	226,000	254,499
Zions Bancorp NA	3.250	10-29-29	264,000	279,216
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 3.3%
Ares Capital Corp.	2.150	07-15-26	227,000	$228,656
Ares Capital Corp.	2.875	06-15-28	116,000	118,289
Ares Capital Corp.	3.875	01-15-26	45,000	48,415
Ares Capital Corp.	4.200	06-10-24	34,000	36,564
Lazard Group LLC	4.375	03-11-29	27,000	30,995
Macquarie Bank, Ltd. (A)	3.624	06-03-30	200,000	213,000
Oaktree Specialty Lending Corp.	2.700	01-15-27	186,000	187,866
The Goldman Sachs Group, Inc.	3.850	01-26-27	83,000	91,764
Diversified financial services 1.7%
GE Capital International Funding Company	4.418	11-15-35	35,000	42,483
Jefferies Group LLC	4.150	01-23-30	155,000	175,694
Jefferies Group LLC	4.850	01-15-27	77,000	89,801
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	170,000	179,829
Insurance 5.1%
Ascot Group, Ltd. (A)	4.250	12-15-30	50,000	52,612
Athene Holding, Ltd.	3.500	01-15-31	218,000	237,190
Brighthouse Financial, Inc.	3.700	06-22-27	57,000	62,528
CNO Financial Group, Inc.	5.250	05-30-29	130,000	154,618
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	34,000	43,701
New York Life Insurance Company (A)	3.750	05-15-50	24,000	27,705
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (A)	2.750	01-21-51	235,000	234,189
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	320,000	337,125
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	69,000	72,449
SBL Holdings, Inc. (A)	5.000	02-18-31	105,000	112,934
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	69,000	85,036
Unum Group	4.125	06-15-51	48,000	48,658
Health care 8.3%				2,408,499
Biotechnology 1.0%
AbbVie, Inc.	3.200	11-21-29	253,000	276,534
AbbVie, Inc.	4.250	11-21-49	23,000	27,901
Health care providers and services 5.8%
AmerisourceBergen Corp.	2.800	05-15-30	113,000	118,903
AmerisourceBergen Corp.	3.450	12-15-27	53,000	58,262
Cottage Health Obligated Group	3.304	11-01-49	62,000	68,774
CVS Health Corp.	2.700	08-21-40	175,000	171,846
CVS Health Corp.	3.750	04-01-30	117,000	131,886
CVS Health Corp.	5.050	03-25-48	138,000	182,666
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	225,000	221,576
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	160,000	175,209
HCA, Inc.	4.125	06-15-29	346,000	391,454
Universal Health Services, Inc. (A)	2.650	10-15-30	144,000	146,721
Pharmaceuticals 1.5%
Royalty Pharma PLC	1.750	09-02-27	25,000	25,061
Viatris, Inc. (A)	2.700	06-22-30	280,000	286,509
Viatris, Inc. (A)	4.000	06-22-50	115,000	125,197
Industrials 13.3%				3,838,179
Aerospace and defense 4.4%
DAE Funding LLC (A)	3.375	03-20-28	400,000	413,615
Huntington Ingalls Industries, Inc.	4.200	05-01-30	253,000	289,935
The Boeing Company	3.200	03-01-29	114,000	119,991
4	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company	5.040	05-01-27	100,000	$115,284
The Boeing Company	5.150	05-01-30	122,000	144,346
The Boeing Company	5.805	05-01-50	136,000	184,716
Airlines 3.2%
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	114,844	118,899
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	36,856	35,568
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	19,293	18,245
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	29,399	29,987
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	23,337	25,001
Delta Air Lines, Inc. (A)	4.750	10-20-28	181,000	201,814
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	32,866	33,398
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	101,496	107,167
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	117,552	118,732
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	168,800	187,776
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	46,713	49,007
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	17,720	17,960
Building products 0.1%
Owens Corning	3.950	08-15-29	18,000	20,432
Industrial conglomerates 0.7%
General Electric Company	4.250	05-01-40	166,000	197,681
Professional services 0.7%
CoStar Group, Inc. (A)	2.800	07-15-30	196,000	201,342
Trading companies and distributors 3.5%
AerCap Ireland Capital DAC	3.650	07-21-27	466,000	496,379
Air Lease Corp.	2.875	01-15-26	40,000	42,062
Air Lease Corp.	3.625	12-01-27	20,000	21,663
Ashtead Capital, Inc. (A)	4.250	11-01-29	410,000	452,855
Transportation infrastructure 0.7%
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	200,000	194,324
Information technology 13.4%				3,866,595
Communications equipment 1.1%
Motorola Solutions, Inc.	2.300	11-15-30	151,000	150,459
Motorola Solutions, Inc.	2.750	05-24-31	160,000	164,772
Semiconductors and semiconductor equipment 7.9%
Broadcom, Inc. (A)	3.419	04-15-33	375,000	397,915
Broadcom, Inc.	4.750	04-15-29	441,000	512,263
Broadcom, Inc.	5.000	04-15-30	188,000	222,675
KLA Corp.	4.100	03-15-29	43,000	49,512
Lam Research Corp.	4.875	03-15-49	31,000	42,822
Marvell Technology, Inc. (A)	2.450	04-15-28	295,000	303,446
Marvell Technology, Inc. (A)	4.875	06-22-28	46,000	53,461
Micron Technology, Inc.	4.185	02-15-27	280,000	318,377
Micron Technology, Inc.	5.327	02-06-29	322,000	389,560
Software 2.0%
Autodesk, Inc.	2.850	01-15-30	20,000	21,248
Citrix Systems, Inc.	3.300	03-01-30	173,000	182,471
Oracle Corp.	2.950	04-01-30	132,000	139,945
VMware, Inc.	4.700	05-15-30	195,000	232,986
Technology hardware, storage and peripherals 2.4%
Dell International LLC	4.900	10-01-26	100,000	115,723
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	5

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Dell International LLC	5.300	10-01-29	253,000	$308,015
Dell International LLC	8.350	07-15-46	159,000	260,945
Materials 3.1%				892,715
Chemicals 0.9%
International Flavors & Fragrances, Inc. (A)	1.832	10-15-27	20,000	20,152
Orbia Advance Corp. SAB de CV (A)	5.500	01-15-48	200,000	242,360
Construction materials 0.2%
Vulcan Materials Company	3.500	06-01-30	51,000	56,753
Containers and packaging 1.1%
Colonial Enterprises, Inc. (A)	3.250	05-15-30	293,000	320,514
Metals and mining 0.9%
Anglo American Capital PLC (A)	4.750	04-10-27	200,000	230,835
Newmont Corp.	2.800	10-01-29	21,000	22,101
Real estate 5.2%				1,512,042
Equity real estate investment trusts 5.2%
American Homes 4 Rent LP	4.250	02-15-28	37,000	42,373
American Tower Corp.	3.550	07-15-27	161,000	176,715
American Tower Corp.	3.800	08-15-29	26,000	29,008
Crown Castle International Corp.	3.300	07-01-30	55,000	59,387
Crown Castle International Corp.	3.650	09-01-27	73,000	80,874
Crown Castle International Corp.	3.800	02-15-28	51,000	56,737
CyrusOne LP	2.150	11-01-30	30,000	28,524
CyrusOne LP	3.450	11-15-29	55,000	57,778
Equinix, Inc.	1.550	03-15-28	69,000	68,242
Equinix, Inc.	2.500	05-15-31	221,000	226,614
Equinix, Inc.	3.200	11-18-29	106,000	114,046
GLP Capital LP	5.375	04-15-26	80,000	91,722
Host Hotels & Resorts LP	3.375	12-15-29	230,000	239,390
Host Hotels & Resorts LP	3.500	09-15-30	197,000	207,514
Host Hotels & Resorts LP	4.500	02-01-26	30,000	33,118
Utilities 3.2%				919,107
Electric utilities 2.1%
NRG Energy, Inc. (A)	2.450	12-02-27	66,000	67,087
NRG Energy, Inc. (A)	4.450	06-15-29	60,000	67,033
Vistra Operations Company LLC (A)	3.700	01-30-27	143,000	151,744
Vistra Operations Company LLC (A)	4.300	07-15-29	301,000	325,156
Gas utilities 0.5%
Infraestructura Energetica Nova SAB de CV (A)	4.750	01-15-51	125,000	129,844
Multi-utilities 0.6%
Dominion Energy, Inc.	3.375	04-01-30	35,000	38,381

NiSource, Inc.	1.700	02-15-31	125,000	119,814

NiSource, Inc.	3.600	05-01-30	18,000	20,048
Municipal bonds 1.4%				$407,748
(Cost $393,249)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	32,010
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	132,689
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	60,000	68,716
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	31,189
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	140,000	143,144

6	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Shares	Value
Common stocks 0.1%		$5,005
(Cost $5,195)
Utilities 0.1%		5,005
Multi-utilities 0.1%

Dominion Energy, Inc.	50	5,005
Preferred securities 0.0%		$3,311
(Cost $3,200)
Utilities 0.0%		3,311
Multi-utilities 0.0%
DTE Energy Company, 6.250%	64	3,311

Total investments (Cost $27,242,746) 96.7%	$27,966,703
Other assets and liabilities, net 3.3%	968,081
Total net assets 100.0%	$28,934,784

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,175,705 or 24.8% of the portfolio’s net assets as of 8-31-21.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
The portfolio had the following country composition as a percentage of net assets on 8-31-21:
United States	82.7%
United Kingdom	2.4%
Ireland	1.9%
Japan	1.7%
United Arab Emirates	1.4%
Netherlands	1.4%
Canada	1.3%
Mexico	1.3%
Norway	1.1%
Bermuda	1.0%
Other countries	3.8%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 8-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 0.5%				$132,535
(Cost $124,182)
Argentina 0.5%				132,535
Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41	340,000	132,535

Corporate bonds 96.2%				$26,098,790
(Cost $25,431,393)
Communication services 16.4%				4,452,588
Diversified telecommunication services 4.5%
C&W Senior Financing DAC (A)	6.875	09-15-27	200,000	212,620
Cincinnati Bell, Inc. (A)	7.000	07-15-24	103,000	104,931
Connect Finco SARL (A)	6.750	10-01-26	90,000	93,375
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
GCI LLC (A)	4.750	10-15-28	55,000	$57,681
Kenbourne Invest SA (A)	4.700	01-22-28	200,000	202,554
Radiate Holdco LLC (A)	6.500	09-15-28	92,000	93,840
Switch, Ltd. (A)	3.750	09-15-28	14,000	14,244
Telecom Argentina SA (A)	8.000	07-18-26	46,000	44,620
Telecom Italia Capital SA	7.200	07-18-36	106,000	133,459
Telesat Canada (A)	5.625	12-06-26	46,000	44,160
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25	200,000	212,500
Entertainment 2.1%
AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK) (A)	12.000	06-15-26	120,000	108,140
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29	100,000	102,105
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	113,000	114,808
Netflix, Inc. (A)	4.875	06-15-30	48,000	57,448
Netflix, Inc. (A)	5.375	11-15-29	20,000	24,597
Netflix, Inc.	5.875	11-15-28	125,000	155,000
Playtika Holding Corp. (A)	4.250	03-15-29	15,000	15,131
Interactive media and services 0.6%
ANGI Group LLC (A)	3.875	08-15-28	52,000	51,090
Match Group Holdings II LLC (A)	4.125	08-01-30	43,000	45,043
Twitter, Inc. (A)	3.875	12-15-27	50,000	53,968
Media 5.8%
Cable One, Inc. (A)	4.000	11-15-30	48,000	48,562
CCO Holdings LLC (A)	4.500	06-01-33	64,000	66,320
Charter Communications Operating LLC	3.900	06-01-52	84,000	86,717
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	20,000	20,850
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	200,000	204,602
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	200,000	213,750
Midas OpCo Holdings LLC (A)	5.625	08-15-29	130,000	133,088
News Corp. (A)	3.875	05-15-29	55,000	56,554
Sirius XM Radio, Inc. (A)	4.000	07-15-28	128,000	130,704
Sirius XM Radio, Inc. (A)	5.000	08-01-27	87,000	91,241
Townsquare Media, Inc. (A)	6.875	02-01-26	40,000	42,400
Univision Communications, Inc. (A)	4.500	05-01-29	200,000	202,880
Videotron, Ltd. (A)	3.625	06-15-29	60,000	61,800
WMG Acquisition Corp. (A)	3.000	02-15-31	125,000	123,125
WMG Acquisition Corp. (A)	3.875	07-15-30	90,000	94,839
Wireless telecommunication services 3.4%
Oztel Holdings SPC, Ltd. (A)	6.625	04-24-28	200,000	219,980
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	200,000	200,904
Sprint Corp.	7.875	09-15-23	82,000	92,902
T-Mobile USA, Inc.	2.875	02-15-31	112,000	115,080
T-Mobile USA, Inc.	3.375	04-15-29	125,000	132,070
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	140,000	172,906
Consumer discretionary 15.9%				4,317,800
Auto components 0.2%
Dealer Tire LLC (A)	8.000	02-01-28	39,000	41,535
LCM Investments Holdings II LLC (A)	4.875	05-01-29	21,000	21,578
Automobiles 4.0%
Ford Motor Credit Company LLC	4.000	11-13-30	200,000	211,000
Ford Motor Credit Company LLC	4.125	08-17-27	200,000	214,000
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Credit Company LLC	4.134	08-04-25	400,000	$427,000
Ford Motor Credit Company LLC	5.113	05-03-29	200,000	226,000
Diversified consumer services 1.2%
Service Corp. International	3.375	08-15-30	28,000	28,188
Service Corp. International	4.000	05-15-31	88,000	91,166
Sotheby’s (A)	7.375	10-15-27	75,000	79,579
StoneMor, Inc. (A)	8.500	05-15-29	120,000	122,725
Hotels, restaurants and leisure 6.9%
Affinity Gaming (A)	6.875	12-15-27	35,000	37,181
Bally’s Corp. (A)	6.750	06-01-27	123,000	132,994
Caesars Resort Collection LLC (A)	5.750	07-01-25	25,000	26,269
CCM Merger, Inc. (A)	6.375	05-01-26	26,000	27,430
Dave & Buster’s, Inc. (A)	7.625	11-01-25	10,000	10,600
Everi Holdings, Inc. (A)	5.000	07-15-29	10,000	10,235
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32	55,000	54,588
Hilton Domestic Operating Company, Inc. (A)	4.000	05-01-31	70,000	72,188
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	83,000	89,225
Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28	15,000	16,203
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	62,000	61,458
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29	80,000	81,000
International Game Technology PLC (A)	6.500	02-15-25	75,000	83,625
Jacobs Entertainment, Inc. (A)	7.875	02-01-24	64,000	66,880
Life Time, Inc. (A)	8.000	04-15-26	45,000	47,138
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29	15,000	15,149
MGM Resorts International	4.750	10-15-28	125,000	131,250
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	72,000	72,540
Mohegan Gaming & Entertainment (A)	8.000	02-01-26	83,000	86,973
New Red Finance, Inc. (A)	4.000	10-15-30	171,000	170,056
Premier Entertainment Sub LLC (A)	5.875	09-01-31	190,000	194,750
Travel + Leisure Company (A)	4.625	03-01-30	158,000	162,740
Travel + Leisure Company	6.600	10-01-25	29,000	32,553
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	40,000	41,388
Yum! Brands, Inc.	3.625	03-15-31	50,000	51,367
Yum! Brands, Inc. (A)	4.750	01-15-30	92,000	101,545
Household durables 1.6%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	56,000	56,770
Century Communities, Inc. (A)	3.875	08-15-29	135,000	137,052
Century Communities, Inc.	6.750	06-01-27	57,000	60,903
Empire Communities Corp. (A)	7.000	12-15-25	20,000	21,100
KB Home	4.000	06-15-31	91,000	94,640
MDC Holdings, Inc.	2.500	01-15-31	50,000	48,917
Toll Brothers Finance Corp.	3.800	11-01-29	20,000	21,769
Internet and direct marketing retail 0.6%
QVC, Inc.	5.450	08-15-34	162,000	173,132
Multiline retail 0.1%
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	17,000	18,574
Specialty retail 1.0%
Asbury Automotive Group, Inc.	4.750	03-01-30	50,000	52,750
Carvana Company (A)	4.875	09-01-29	165,000	163,335
Group 1 Automotive, Inc. (A)	4.000	08-15-28	10,000	10,175
Ken Garff Automotive LLC (A)	4.875	09-15-28	30,000	30,938
Specialty Building Products Holdings LLC (A)	6.375	09-30-26	7,000	7,368
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.3%
Hanesbrands, Inc. (A)	5.375	05-15-25	48,000	$50,411
Levi Strauss & Company (A)	3.500	03-01-31	29,000	29,870
Consumer staples 7.1%				1,916,388
Food and staples retailing 1.6%
Advantage Sales & Marketing, Inc. (A)	6.500	11-15-28	180,000	188,100
Albertsons Companies, Inc. (A)	3.250	03-15-26	25,000	25,656
Albertsons Companies, Inc. (A)	3.500	03-15-29	101,000	102,010
Albertsons Companies, Inc. (A)	4.875	02-15-30	47,000	51,289
U.S. Foods, Inc. (A)	4.750	02-15-29	79,000	80,876
Food products 4.1%
BRF SA (A)	5.750	09-21-50	200,000	201,250
JBS USA LUX SA (A)	3.750	12-01-31	230,000	242,587
Kraft Heinz Foods Company	4.375	06-01-46	125,000	144,933
Kraft Heinz Foods Company	4.875	10-01-49	17,000	21,138
Kraft Heinz Foods Company	5.000	06-04-42	25,000	31,630
Kraft Heinz Foods Company	5.500	06-01-50	117,000	156,047
NBM US Holdings, Inc. (A)	6.625	08-06-29	200,000	224,020
Post Holdings, Inc. (A)	5.500	12-15-29	65,000	69,631
Simmons Foods, Inc. (A)	4.625	03-01-29	10,000	10,177
Household products 0.6%
Edgewell Personal Care Company (A)	4.125	04-01-29	80,000	80,500
Edgewell Personal Care Company (A)	5.500	06-01-28	77,000	81,524
Personal products 0.8%
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	205,020
Energy 10.1%				2,738,525
Energy equipment and services 0.7%
CSI Compressco LP (A)	7.500	04-01-25	88,000	87,658
CSI Compressco LP (A)	7.500	04-01-25	27,000	26,895
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (A)	10.000	04-01-26	88,431	81,357
Oil, gas and consumable fuels 9.4%
Altera Infrastructure LP (A)	8.500	07-15-23	72,000	66,106
Antero Midstream Partners LP (A)	5.375	06-15-29	80,000	81,897
Antero Resources Corp.	5.000	03-01-25	67,000	68,340
Antero Resources Corp. (A)	5.375	03-01-30	30,000	30,523
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	84,000	80,526
Cheniere Energy Partners LP (A)	4.000	03-01-31	157,000	165,243
Cheniere Energy Partners LP	4.500	10-01-29	140,000	150,850
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	181,000	167,425
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	25,000	25,505
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	45,000	46,099
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	166,000	170,196
EQT Corp. (A)	3.125	05-15-26	41,000	42,128
EQT Corp. (A)	3.625	05-15-31	41,000	43,345
Inversiones Latin America Power Ltda (A)	5.125	06-15-33	200,000	199,500
Leviathan Bond, Ltd. (A)	6.500	06-30-27	108,000	118,964
Leviathan Bond, Ltd. (A)	6.750	06-30-30	16,000	17,859
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	239,000	244,079
New Fortress Energy, Inc. (A)	6.500	09-30-26	110,000	110,572
Occidental Petroleum Corp.	3.500	08-15-29	46,000	47,669
Parkland Corp. (A)	4.500	10-01-29	53,000	54,325
10	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petrobras Global Finance BV	6.900	03-19-49	38,000	$45,087
Petrorio Luxembourg Sarl (A)	6.125	06-09-26	200,000	205,200
Sunoco LP	4.500	05-15-29	20,000	20,250
Targa Resources Partners LP (A)	4.000	01-15-32	233,000	244,028
Venture Global Calcasieu Pass LLC (A)	3.875	08-15-29	35,000	36,071
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	58,000	60,828
Financials 7.3%				1,990,327
Banks 4.2%
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (B)	4.700	01-30-25	250,000	260,875
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (B)	6.250	08-15-26	134,000	155,775
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (B)	5.100	06-30-23	67,000	69,345
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	222,348
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (B)	6.000	12-29-25	200,000	223,930
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	200,000	216,500
Capital markets 0.4%
MSCI, Inc. (A)	3.625	11-01-31	107,000	113,548
Consumer finance 1.7%
Enova International, Inc. (A)	8.500	09-01-24	1,000	1,020
Enova International, Inc. (A)	8.500	09-15-25	119,000	122,868
OneMain Finance Corp.	6.875	03-15-25	81,000	91,733
OneMain Finance Corp.	8.875	06-01-25	40,000	43,868
Unifin Financiera SAB de CV (A)	9.875	01-28-29	200,000	201,000
Diversified financial services 0.2%
Brightstar Escrow Corp. (A)	9.750	10-15-25	54,000	58,185
Thrifts and mortgage finance 0.8%
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	40,000	41,004
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	97,000	100,759
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	20,000	21,075
Radian Group, Inc.	4.500	10-01-24	43,000	46,494
Health care 6.2%				1,667,151
Health care equipment and supplies 0.2%
Varex Imaging Corp. (A)	7.875	10-15-27	52,000	58,572
Health care providers and services 4.2%
Centene Corp.	2.500	03-01-31	105,000	104,729
Centene Corp.	3.000	10-15-30	149,000	154,434
Centene Corp.	3.375	02-15-30	30,000	31,350
Centene Corp.	4.250	12-15-27	25,000	26,406
Centene Corp.	4.625	12-15-29	35,000	38,391
DaVita, Inc. (A)	3.750	02-15-31	98,000	96,845
DaVita, Inc. (A)	4.625	06-01-30	100,000	104,516
Encompass Health Corp.	4.500	02-01-28	154,000	161,315
Encompass Health Corp.	4.625	04-01-31	29,000	31,097
MEDNAX, Inc. (A)	6.250	01-15-27	112,000	118,020
Rede D’or Finance Sarl (A)	4.500	01-22-30	200,000	204,000
Select Medical Corp. (A)	6.250	08-15-26	56,000	59,220
Pharmaceuticals 1.8%
Bausch Health Companies, Inc. (A)	5.250	01-30-30	36,000	33,840
Bausch Health Companies, Inc. (A)	6.125	04-15-25	78,000	79,755
Bausch Health Companies, Inc. (A)	6.250	02-15-29	120,000	119,100
Catalent Pharma Solutions, Inc. (A)	3.125	02-15-29	15,000	14,819
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc. (A)	5.000	07-15-27	20,000	$20,950
Organon & Company (A)	5.125	04-30-31	200,000	209,792
Industrials 15.1%				4,089,172
Aerospace and defense 1.5%
Kratos Defense & Security Solutions, Inc. (A)	6.500	11-30-25	61,000	63,440
TransDigm, Inc.	5.500	11-15-27	335,000	342,595
Air freight and logistics 0.1%
Watco Companies LLC (A)	6.500	06-15-27	21,000	22,470
Airlines 3.1%
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	165,588	163,275
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	79,996	79,270
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	85,441	80,798
Delta Air Lines, Inc.	2.900	10-28-24	175,000	178,351
Delta Air Lines, Inc.	3.800	04-19-23	75,000	77,721
Delta Air Lines, Inc.	4.375	04-19-28	160,000	170,809
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	52,517	51,812
United Airlines, Inc. (A)	4.375	04-15-26	9,000	9,337
United Airlines, Inc. (A)	4.625	04-15-29	22,000	22,825
Building products 0.6%
Builders FirstSource, Inc. (A)	4.250	02-01-32	105,000	107,859
Builders FirstSource, Inc. (A)	5.000	03-01-30	35,000	37,450
Builders FirstSource, Inc. (A)	6.750	06-01-27	10,000	10,675
Commercial services and supplies 3.1%
APX Group, Inc. (A)	5.750	07-15-29	97,000	97,243
Cimpress PLC (A)	7.000	06-15-26	150,000	156,750
Clean Harbors, Inc. (A)	4.875	07-15-27	91,000	95,275
Deluxe Corp. (A)	8.000	06-01-29	50,000	53,538
Garda World Security Corp. (A)	6.000	06-01-29	60,000	57,965
GFL Environmental, Inc. (A)	3.500	09-01-28	75,000	74,832
GFL Environmental, Inc. (A)	4.750	06-15-29	54,000	55,485
Graphic Packaging International LLC (A)	3.500	03-01-29	95,000	95,024
Legends Hospitality Holding Company LLC (A)	5.000	02-01-26	15,000	15,450
Prime Security Services Borrower LLC (A)	3.375	08-31-27	12,000	11,579
Prime Security Services Borrower LLC (A)	6.250	01-15-28	94,000	97,408
Stericycle, Inc. (A)	3.875	01-15-29	15,000	15,266
Williams Scotsman International, Inc. (A)	4.625	08-15-28	14,000	14,525
Construction and engineering 1.5%
AECOM	5.125	03-15-27	121,000	135,155
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	80,000	81,676
MasTec, Inc. (A)	4.500	08-15-28	61,000	64,203
Picasso Finance Sub, Inc. (A)	6.125	06-15-25	4,000	4,230
Tutor Perini Corp. (A)	6.875	05-01-25	112,000	115,360
Electrical equipment 0.1%
Atkore, Inc. (A)	4.250	06-01-31	33,000	34,114
Machinery 1.1%
ATS Automation Tooling Systems, Inc. (A)	4.125	12-15-28	10,000	10,305
Hillenbrand, Inc.	3.750	03-01-31	69,000	69,518
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	22,000	23,210
TK Elevator US Newco, Inc. (A)	5.250	07-15-27	200,000	211,314
Professional services 0.2%
TriNet Group, Inc. (A)	3.500	03-01-29	50,000	50,375
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Road and rail 2.0%
Uber Technologies, Inc. (A)	4.500	08-15-29	190,000	$186,975
Uber Technologies, Inc. (A)	7.500	05-15-25	120,000	127,950
Uber Technologies, Inc. (A)	7.500	09-15-27	199,000	216,910
Trading companies and distributors 1.8%
Alta Equipment Group, Inc. (A)	5.625	04-15-26	15,000	15,413
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	60,000	60,075
Boise Cascade Company (A)	4.875	07-01-30	10,000	10,650
H&E Equipment Services, Inc. (A)	3.875	12-15-28	200,000	200,840
United Rentals North America, Inc.	3.875	11-15-27	45,000	47,284
United Rentals North America, Inc.	3.875	02-15-31	31,000	32,088
United Rentals North America, Inc.	4.875	01-15-28	125,000	132,500
Information technology 3.0%				823,026
IT services 1.3%
Gartner, Inc. (A)	3.625	06-15-29	38,000	39,112
Gartner, Inc. (A)	3.750	10-01-30	14,000	14,650
Gartner, Inc. (A)	4.500	07-01-28	140,000	148,225
Sabre GLBL, Inc. (A)	7.375	09-01-25	73,000	77,198
Square, Inc. (A)	2.750	06-01-26	34,000	34,978
Square, Inc. (A)	3.500	06-01-31	46,000	47,840
Semiconductors and semiconductor equipment 0.1%
Qorvo, Inc. (A)	3.375	04-01-31	38,000	40,462
Software 0.6%
Clarivate Science Holdings Corp. (A)	3.875	07-01-28	32,000	32,567
Clarivate Science Holdings Corp. (A)	4.875	07-01-29	32,000	33,007
Crowdstrike Holdings, Inc.	3.000	02-15-29	11,000	11,092
j2 Global, Inc. (A)	4.625	10-15-30	66,000	69,888
PTC, Inc. (A)	4.000	02-15-28	11,000	11,371
Technology hardware, storage and peripherals 1.0%
Atento Luxco 1 SA (A)	8.000	02-10-26	55,000	60,517
CDW LLC	3.250	02-15-29	30,000	30,788
Xerox Holdings Corp. (A)	5.500	08-15-28	164,000	171,331
Materials 10.1%				2,749,659
Chemicals 4.7%
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (A)	8.500	01-23-81	200,000	231,772
CVR Partners LP (A)	6.125	06-15-28	39,000	39,878
Cydsa SAB de CV (A)	6.250	10-04-27	200,000	211,180
FS Luxembourg Sarl (A)	10.000	12-15-25	200,000	225,002
Methanex Corp.	4.250	12-01-24	45,000	47,741
Sasol Financing USA LLC	5.500	03-18-31	200,000	211,500
Trinseo Materials Operating SCA (A)	5.125	04-01-29	54,000	54,529
Tronox, Inc. (A)	4.625	03-15-29	100,000	101,395
Valvoline, Inc. (A)	3.625	06-15-31	115,000	114,425
WR Grace & Company (A)	4.875	06-15-27	35,000	36,313
Construction materials 1.7%
Cemex SAB de CV (A)	3.875	07-11-31	200,000	205,752
Cemex SAB de CV (A)	5.200	09-17-30	200,000	219,250
Standard Industries, Inc. (A)	3.375	01-15-31	28,000	26,985
Standard Industries, Inc. (A)	5.000	02-15-27	12,000	12,405
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 0.6%
Graham Packaging Company, Inc. (A)	7.125	08-15-28	5,000	$5,330
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	53,000	57,165
Reynolds Group Issuer, Inc. (A)	4.000	10-15-27	95,000	94,963
Trident TPI Holdings, Inc. (A)	6.625	11-01-25	22,000	22,330
Metals and mining 3.1%
Arconic Corp. (A)	6.000	05-15-25	15,000	15,878
Arconic Corp. (A)	6.125	02-15-28	91,000	97,274
Commercial Metals Company	5.375	07-15-27	27,000	28,540
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	200,000	216,500
FMG Resources August 2006 Pty, Ltd. (A)	4.375	04-01-31	75,000	80,833
Freeport-McMoRan, Inc.	4.625	08-01-30	110,000	121,275
Freeport-McMoRan, Inc.	5.450	03-15-43	56,000	71,606
Hudbay Minerals, Inc. (A)	4.500	04-01-26	16,000	16,083
JW Aluminum Continuous Cast Company (A)	10.250	06-01-26	15,000	15,788
Novelis Corp. (A)	4.750	01-30-30	144,000	153,360
Volcan Cia Minera SAA (A)	4.375	02-11-26	15,000	14,607
Real estate 3.5%				936,683
Equity real estate investment trusts 3.5%
Iron Mountain, Inc. (A)	4.875	09-15-29	88,000	92,822
Iron Mountain, Inc. (A)	5.250	07-15-30	66,000	70,290
MGM Growth Properties Operating Partnership LP (A)	3.875	02-15-29	68,000	72,080
RHP Hotel Properties LP (A)	4.500	02-15-29	127,000	128,588
RLJ Lodging Trust LP (A)	3.750	07-01-26	48,000	48,420
SBA Communications Corp.	3.875	02-15-27	171,000	177,717
Uniti Group LP (A)	6.500	02-15-29	30,000	31,265
VICI Properties LP (A)	4.125	08-15-30	165,000	176,138
VICI Properties LP (A)	4.625	12-01-29	95,000	103,313
XHR LP (A)	4.875	06-01-29	35,000	36,050
Utilities 1.5%				417,471
Electric utilities 0.4%
FirstEnergy Corp.	2.650	03-01-30	65,000	66,138
NRG Energy, Inc. (A)	3.375	02-15-29	14,000	14,070
NRG Energy, Inc. (A)	3.625	02-15-31	35,000	35,613
Gas utilities 0.5%
AmeriGas Partners LP	5.500	05-20-25	60,000	65,925
Suburban Propane Partners LP (A)	5.000	06-01-31	65,000	66,950
Independent power and renewable electricity producers 0.6%
DPL, Inc.	4.125	07-01-25	60,000	64,230
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	60,000	63,600

NextEra Energy Operating Partners LP (A)	4.500	09-15-27	38,000	40,945
Term loans (C) 0.5%				$124,334
(Cost $124,372)
Communication services 0.1%				14,850
Media 0.1%
AP Core Holdings II LLC, Term Loan B (D)	TBD	07-21-27	15,000	14,850
Industrials 0.4%				109,484
Professional services 0.4%

CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	4.000	06-02-28	110,000	109,484
14	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 0.1%				$37,992
(Cost $38,000)
Asset backed securities 0.1%				37,992
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	37,992

	Shares	Value
Common stocks 0.5%		$136,350
(Cost $135,000)
Utilities 0.5%		136,350
Multi-utilities 0.5%

Algonquin Power & Utilities Corp.	2,700	136,350
Preferred securities 0.5%		$147,337
(Cost $116,195)
Communication services 0.2%		47,907
Wireless telecommunication services 0.2%
Telephone & Data Systems, Inc., 6.625%	1,775	47,907
Information technology 0.3%		99,430
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000%	63	99,430

	Par value^	Value
Escrow certificates 0.0%		$242
(Cost $0)
LSC Communications, Inc. (A)(E)(F)	80,000	242

Total investments (Cost $25,969,142) 98.3%	$26,677,580
Other assets and liabilities, net 1.7%	460,581
Total net assets 100.0%	$27,138,161

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $17,874,089 or 65.9% of the portfolio’s net assets as of 8-31-21.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Non-income producing security.
The portfolio had the following country composition as a percentage of net assets on 8-31-21:
United States	75.1%
Mexico	3.9%
Luxembourg	3.8%
Canada	3.8%
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	15

Ireland	2.1%
Netherlands	1.7%
Brazil	1.7%
United Kingdom	1.5%
Other countries	6.4%
TOTAL	100.0%
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 8-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 31.1%				$8,887,719
(Cost $8,888,384)
Commercial and residential 26.7%				7,635,251
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	66,727	66,695
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	122,122	122,182
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	100,000	106,851
Series 2015-200P, Class C (A)(B)	3.596	04-14-33	115,000	122,549
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	81,000	84,754
BBCMS Trust
Series 2015-SRCH, Class D (A)(B)	4.957	08-10-35	100,000	112,981
Benchmark Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	115,000	118,087
Series 2019-B12, Class A2	3.001	08-15-52	100,000	104,756
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	82,291	82,330
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 (A)	2.879	07-25-49	41,667	42,266
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(C)	1.427	03-15-37	315,000	315,384
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (A)(C)	1.036	10-15-37	134,000	134,252
BX Trust
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) (A)(C)	1.606	01-15-34	20,000	20,012
BXHPP Trust
Series 2021-FILM, Class C (1 month LIBOR + 1.100%) (A)(C)	1.196	08-15-36	150,000	150,146
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(C)	1.856	12-15-37	115,000	115,218
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (A)	3.341	05-10-36	215,000	228,229
Series 2019-SMRT, Class A (A)	4.149	01-10-36	150,000	160,675
Series 2020-GC46, Class A2	2.708	02-15-53	185,000	192,871
COLT Mortgage Loan Trust
Series 2020-1, Class A1 (A)(B)	2.488	02-25-50	31,940	32,001
Series 2020-2, Class A1 (A)(B)	1.853	03-25-65	52,234	52,465
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	139,050	138,865
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	181,822	182,766
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(B)	2.683	11-10-46	100,000	100,862
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (A)	2.573	07-25-49	37,722	38,210
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(C)	1.706	05-15-36	125,000	125,236
Series 2020-AFC1, Class A1 (A)(B)	2.240	02-25-50	51,842	52,415
Series 2020-NET, Class A (A)	2.257	08-15-37	150,000	155,635
Series 2021-AFC1, Class A1 (A)(B)	0.830	03-25-56	354,386	353,465
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	100,300	100,441
Series 2021-NQM5, Class A1 (A)(B)	0.938	05-25-66	103,249	102,805
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	157,045	155,522
16	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	95,000	$97,396
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	91,956	93,463
Series 2020-2, Class A1 (A)(B)	1.178	10-25-65	60,224	60,305
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	76,231	76,091
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	203,948	203,923
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	137,221	139,819
GCAT Trust
Series 2019-NQM1, Class A1 (A)	2.985	02-25-59	37,345	37,492
Series 2021-NQM2, Class A1 (A)(B)	1.036	05-25-66	96,024	95,965
GS Mortgage Securities Trust
Series 2013-GC12, Class A3	2.860	06-10-46	80,000	81,993
Series 2015-590M, Class C (A)(B)	3.805	10-10-35	115,000	121,555
GS Mortgage-Backed Securities Trust
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	122,067	122,295
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	91,826	91,806
Irvine Core Office Trust
Series 2013-IRV, Class A2 (A)(B)	3.174	05-15-48	115,000	119,566
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(C)	1.156	05-15-36	200,000	200,062
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (A)(C)	0.806	03-15-38	220,000	220,207
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (A)(C)	1.506	03-15-38	100,000	100,063
MFA Trust
Series 2020-NQM1, Class A1 (A)(B)	1.479	03-25-65	112,259	113,004
Series 2020-NQM3, Class A1 (A)(B)	1.014	01-26-65	73,012	73,035
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	83,977	84,120
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(C)	1.506	11-15-34	215,000	215,191
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	194,201	194,435
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	200,000	209,264
Starwood Mortgage Residential Trust
Series 2020-3, Class A1 (A)(B)	1.486	04-25-65	55,002	55,295
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	121,176	121,176
Verus Securitization Trust
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	77,152	77,086
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	342,294	342,701
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	97,674	97,559
Series 2021-R1, Class A1 (A)(B)	0.820	10-25-63	137,036	137,004
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	181,669	182,454
U.S. Government Agency 4.4%				1,252,468
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.236	06-25-25	10,290,932	84,701
Government National Mortgage Association
Series 2020-108, Class IO	0.933	06-16-62	3,083,644	239,275
Series 2020-114, Class IO	0.927	09-16-62	1,051,459	82,173
Series 2020-118, Class IO	1.047	06-16-62	906,318	74,983
Series 2020-120, Class IO	0.853	05-16-62	1,096,820	84,875
Series 2020-137, Class IO	0.844	09-16-62	4,633,366	347,566
Series 2020-150, Class IO	0.984	12-16-62	1,265,004	105,117
Series 2020-170, Class IO	0.886	11-16-62	624,953	50,670
Series 2020-92, Class IO	1.016	02-16-62	901,100	73,525
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	17

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2021-10, Class IO	1.000	05-16-63	504,207	$44,894

Series 2021-11, Class IO	1.022	12-16-62	722,152	64,689
Asset backed securities 67.2%				$19,193,749
(Cost $19,085,797)
Asset backed securities 67.2%				19,193,749
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	224,000	224,674
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C	1.590	10-20-25	72,000	73,330
AMSR Trust
Series 2020-SFR1, Class A (A)	1.819	04-17-37	99,904	101,348
Series 2020-SFR2, Class A (A)	1.632	07-17-37	350,000	354,467
Series 2020-SFR4, Class A (A)	1.355	11-17-37	215,000	215,703
Applebee’s Funding LLC
Series 2019-1A, Class A2I (A)	4.194	06-07-49	114,138	116,034
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	82,170	86,166
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A (A)	3.450	03-20-23	100,000	101,067
Series 2019-3A, Class A (A)	2.360	03-20-26	344,000	359,318
Series 2020-1A, Class A (A)	2.330	08-20-26	100,000	104,669
BA Credit Card Trust
Series 2021-A1, Class A1	0.440	09-15-26	265,000	265,016
Bojangles Issuer LLC
Series 2020-1A, Class A2 (A)	3.832	10-20-50	69,000	71,964
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	111,354	116,791
CarMax Auto Owner Trust
Series 2019-3, Class A4	2.300	04-15-25	100,000	103,332
Series 2020-3, Class A4	0.770	03-16-26	200,000	201,426
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	91,667	94,366
Series 2020-1A, Class B1 (A)	4.170	02-15-50	100,000	103,560
Carvana Auto Receivables Trust
Series 2020-P1, Class A4	0.610	10-08-26	76,000	75,801
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	359,333	363,526
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	122,578	122,163
CoreVest American Finance Trust
Series 2019-3, Class A (A)	2.705	10-15-52	77,801	81,373
Series 2020-3, Class A (A)	1.358	08-15-53	184,064	183,336
Series 2021-1, Class A (A)	1.569	04-15-53	273,689	274,992
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	190,000	190,724
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	197,825	209,960
Series 2019-1A, Class A2I (A)	3.787	05-20-49	196,000	197,388
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	139,000	138,391
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	275,990	297,379
Series 2021-1A, Class A2I (A)	2.662	04-25-51	194,513	202,161
Driven Brands Funding LLC
Series 2018-1A, Class A2 (A)	4.739	04-20-48	49,343	52,272
Series 2020-2A, Class A2 (A)	3.237	01-20-51	129,350	133,652
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	52,292	53,453
18	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Exeter Automobile Receivables Trust
Series 2020-1A, Class C (A)	2.490	01-15-25	100,000	$101,409
Series 2021-1A, Class C	0.740	01-15-26	195,000	195,454
FirstKey Homes Trust
Series 2020-SFR1, Class A (A)	1.339	08-17-37	149,826	150,114
Series 2020-SFR2, Class A (A)	1.266	10-19-37	320,292	320,707
Series 2021-SFR1, Class A (A)	1.538	08-17-38	199,000	199,668
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	213,194
Five Guys Funding LLC
Series 2017-1A, Class A2 (A)	4.600	07-25-47	177,658	186,068
Ford Credit Auto Owner Trust
Series 2018-1, Class A (A)	3.190	07-15-31	472,000	508,678
Series 2018-2, Class A (A)	3.470	01-15-30	100,000	105,663
Series 2020-1, Class A (A)	2.040	08-15-31	100,000	104,131
Series 2021-1, Class A (A)	1.370	10-17-33	129,000	130,664
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	189,000	201,055
Series 2020-2, Class A	1.060	09-15-27	150,000	150,448
GM Financial Automobile Leasing Trust
Series 2021-2, Class A4	0.410	05-20-25	43,000	43,011
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (A)	2.900	04-15-26	200,000	211,925
Series 2020-1, Class A (A)	0.680	08-15-25	106,000	106,558
Golden Credit Card Trust
Series 2018-4A, Class A (A)	3.440	08-15-25	215,000	227,896
Golub Capital Partners Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.773	04-20-29	100,000	99,769
Hilton Grand Vacations Trust
Series 2018-AA, Class A (A)	3.540	02-25-32	147,645	155,177
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	88,896	91,636
Series 2021-1, Class A (A)	1.698	09-19-41	242,963	243,414
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	82,000	81,934
Hyundai Auto Receivables Trust
Series 2020-B, Class A4	0.620	12-15-25	75,000	75,456
Jack in the Box Funding LLC
Series 2019-1A, Class A2I (A)	3.982	08-25-49	218,350	223,283
John Deere Owner Trust
Series 2020-A, Class A4	1.210	11-16-26	85,000	86,434
Series 2020-B, Class A4	0.720	06-15-27	125,000	126,004
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	152,000	151,124
MVW LLC
Series 2020-1A, Class A (A)	1.740	10-20-37	282,719	286,584
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	31,605	32,744
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2 (A)	2.120	01-15-69	88,761	90,069
Series 2020-GA, Class A (A)	1.170	09-16-69	86,837	87,439
Series 2020-HA, Class A (A)	1.310	01-15-69	219,045	220,774
Series 2021-A, Class A (A)	0.840	05-15-69	194,162	193,978
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	92,224	91,923
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	240,398	248,946
Nissan Auto Receivables Owner Trust
Series 2020-B, Class A4	0.710	02-16-27	16,000	16,130
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	19

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (A)	4.459	02-15-27	140,677	$144,854
Series 2020-1A, Class A2 (A)	3.101	02-15-28	64,000	65,747
PFS Financing Corp.
Series 2019-C, Class A (A)	2.230	10-15-24	100,000	101,926
Series 2020-E, Class A (A)	1.000	10-15-25	272,000	274,733
Progress Residential Trust
Series 2019-SFR3, Class A (A)	2.271	09-17-36	99,475	101,042
Series 2020-SFR1, Class A (A)	1.732	04-17-37	100,000	101,283
Series 2020-SFR2, Class A (A)	2.078	06-17-37	100,000	102,155
Series 2021-SFR1, Class A (A)	1.052	04-17-38	100,000	98,681
Series 2021-SFR2, Class A (A)	1.546	04-19-38	125,000	125,714
Series 2021-SFR4, Class A (A)	1.558	05-17-38	300,000	301,736
Series 2021-SFR5, Class A (A)	1.427	07-17-38	200,000	199,742
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (A)	2.510	01-26-32	255,000	268,788
SCF Equipment Leasing LLC
Series 2019-2A, Class C (A)	3.110	06-21-27	130,000	136,018
Series 2020-1A, Class A3 (A)	1.190	10-20-27	100,000	100,579
Series 2021-1A, Class B (A)	1.370	08-20-29	200,000	200,116
ServiceMaster Funding LLC
Series 2020-1, Class A2II (A)	3.337	01-30-51	216,910	227,630
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	112,718	114,515
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A (A)	0.990	11-20-37	108,851	108,716
SMB Private Education Loan Trust
Series 2016-A, Class A2A (A)	2.700	05-15-31	88,600	90,810
Series 2019-B, Class A2A (A)	2.840	06-15-37	111,629	116,627
Series 2020-PTA, Class A2A (A)	1.600	09-15-54	150,000	152,106
Series 2021-A, Class APT2 (A)	1.070	01-15-53	89,643	88,957
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	158,267	168,882
Series 2021-1A, Class A2I (A)	2.190	08-20-51	121,000	120,973
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	237,000	237,540
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	185,000	186,673
Series 2021-1A, Class A (A)	1.650	02-20-46	190,958	189,286
Towd Point Mortgage Trust
Series 2015-1, Class A5 (A)(B)	3.399	10-25-53	100,000	104,350
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	100,000	105,384
Series 2017-2, Class A1 (A)(B)	2.750	04-25-57	23,088	23,383
Series 2018-1, Class A1 (A)(B)	3.000	01-25-58	40,689	41,589
Series 2018-2, Class A1 (A)(B)	3.250	03-25-58	129,518	133,384
Series 2018-6, Class A1A (A)(B)	3.750	03-25-58	87,505	89,758
Series 2019-1, Class A1 (A)(B)	3.735	03-25-58	92,917	98,109
Series 2020-4, Class A1 (A)	1.750	10-25-60	237,420	240,873
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (A)	2.560	11-25-31	155,000	163,311
Series 2020-1A, Class A (A)	1.350	05-25-33	300,000	306,071
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A4	0.570	10-15-25	24,000	24,094
Tricon American Homes Trust
Series 2020-SFR1, Class A (A)	1.499	07-17-38	249,774	251,346
Series 2020-SFR2, Class A (A)	1.482	11-17-39	99,806	99,505
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	322,729	326,522
Series 2021-1A, Class A (A)	1.860	03-20-46	106,104	106,260
20	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Vantage Data Centers LLC
Series 2019-1A, Class A2 (A)	3.188	07-15-44	86,240	$89,302
Series 2020-1A, Class A2 (A)	1.645	09-15-45	90,000	90,114
Series 2020-2A, Class A2 (A)	1.992	09-15-45	200,000	200,585
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	100,000	100,038
Verizon Owner Trust
Series 2020-C, Class C	0.770	04-21-25	72,000	72,137
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	140,227	140,778
VSE VOI Mortgage LLC
Series 2017-A, Class A (A)	2.330	03-20-35	81,653	83,524
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	307,000	311,092
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	330,173	341,332
World Omni Auto Receivables Trust
Series 2021-B, Class A4	0.690	06-15-27	252,000	251,827
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	237,000	243,989

Total investments (Cost $27,974,181) 98.3%	$28,081,468
Other assets and liabilities, net 1.7%	485,123
Total net assets 100.0%	$28,566,591

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $24,106,254 or 84.4% of the portfolio’s net assets as of 8-31-21.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	21

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2021, by major security category or type:
	Total value at 8-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Foreign government obligations	$232,517	—	$232,517	—
Corporate bonds	27,318,122	—	27,318,122	—
Municipal bonds	407,748	—	407,748	—
Common stocks	5,005	$5,005	—	—
Preferred securities	3,311	3,311	—	—
Total investments in securities	$27,966,703	$8,316	$27,958,387	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Foreign government obligations	$132,535	—	$132,535	—
Corporate bonds	26,098,790	—	26,098,790	—
Term loans	124,334	—	124,334	—
Asset backed securities	37,992	—	37,992	—
Common stocks	136,350	$136,350	—	—
Preferred securities	147,337	147,337	—	—
Escrow certificates	242	—	—	$242
Total investments in securities	$26,677,580	$283,687	$26,393,651	$242

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
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	Total value at 8-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Securitized Debt Portfolio (continued)
Collateralized mortgage obligations	$8,887,719	—	$8,887,719	—
Asset backed securities	19,193,749	—	19,193,749	—
Total investments in securities	$28,081,468	—	$28,081,468	—
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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